Filed pursuant to Rule 497(e)
File Nos. 333-92415 and 811-09721
ALLIANZ GLOBAL INVESTORS MANAGED ACCOUNTS TRUST
Supplement dated June 22, 2011
to the
Equity Shares: Series I Prospectus dated March 1, 2011
Prospectus Disclosure Relating to Equity Shares: Series I
On May 31, 2011, Allianz Global Investors Advisory GmbH (“AGIA”) merged into its affiliate Allianz Global Investors Europe GmbH (“AGI Europe”) pursuant to the laws of the Federal Republic of Germany. As a result, AGI Europe has succeeded to AGIA’s role as Sub-Adviser to Equity Shares: Series I (the “Portfolio”) by operation of law. This transaction did not result in any change in the personnel primarily responsible for the day-to-day management of the Portfolio, nor has it altered the Portfolio’s investment strategies, policies or operations. All references in the Portfolio’s Prospectus to Allianz Global Investors Advisory GmbH are now replaced with Allianz Global Investors Europe GmbH.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-92415 and 811-09721
ALLIANZ GLOBAL INVESTORS MANAGED ACCOUNTS TRUST
Supplement dated June 22, 2011
to the
Statement of Additional Information dated March 1, 2011
Statement of Additional Information Disclosure Relating to Equity Shares: Series I
On May 31, 2011, Allianz Global Investors Advisory GmbH (“AGIA”) merged into its affiliate Allianz Global Investors Europe GmbH (“AGI Europe”) pursuant to the laws of the Federal Republic of Germany. As a result, AGI Europe has succeeded to AGIA’s role as Sub-Adviser to Equity Shares: Series I (the “Portfolio”) by operation of law. This transaction did not result in any change in the personnel primarily responsible for the day-to-day management of the Portfolio, nor has it altered the Portfolio’s investment strategies, policies or operations. All references in the Portfolio’s Statement of Additional Information to Allianz Global Investors Advisory GmbH are now replaced with Allianz Global Investors Europe GmbH.
Please retain this Supplement for future reference.